Accumulated other comprehensive income (loss) (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(31,410)
Other comprehensive income (loss), net of tax	71,314	115,632
Acquisition of non-controlling interest	(159,672)	(10,302)
Ending balance	34,213	(31,410)
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(57,471)	(105,957)
OCI before reclassifications	65,303	48,486
Amounts reclassified	0	0
Other comprehensive income (loss), net of tax	65,303	48,486
Acquisition of non-controlling interest	21,029
Ending balance	28,861	(57,471)
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	11,840	3,596
OCI before reclassifications	6,993	10,357
Amounts reclassified	5,423	(2,113)
Other comprehensive income (loss), net of tax	12,416	8,244
Acquisition of non-controlling interest	2,543
Ending balance	26,799	11,840
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	0	0
OCI before reclassifications	519	0
Amounts reclassified	(518)	0
Other comprehensive income (loss), net of tax	1	0
Acquisition of non-controlling interest	0
Ending balance	1	0
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	14,221	(2,506)
OCI before reclassifications	(35,396)	16,698
Amounts reclassified	(273)	29
Other comprehensive income (loss), net of tax	(35,669)	16,727
Acquisition of non-controlling interest	0
Ending balance	(21,448)	14,221
Accumulated OCI
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(31,410)	(104,867)
OCI before reclassifications	37,419	75,541
Amounts reclassified	4,632	(2,084)
Other comprehensive income (loss), net of tax	42,051	73,457
Acquisition of non-controlling interest	23,572	0
Ending balance	34,213	(31,410)